Note 7 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total equity	$ 264,192	$ 193,459	$ 180,556	$ 158,043